Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - Provident fund [member] - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 53,015	₨ 46,016
Present value of defined benefit obligation	(53,015)	(46,016)
Net (shortfall)/ excess	₨ 0	₨ 0